As filed with the Securities and Exchange Commission on February 27, 2017

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22397

IronBridge Funds, Inc.
(Exact name of registrant as specified in charter)

One Parkview Plaza Suite 700 Oakbrook Terrace, Illinois			60181
(Address of principal executive offices)			(Zip code)

John G. Davis One Parkview Plaza, Suite 700 Oakbrook Terrace, Illinois 60181
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(630) 684-8300

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2016

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

December 31, 2016

IronBridge Small Cap Fund

IronBridge SMID Cap Fund

IronBridge Global Fund

IronBridge Large Cap Fund

IRONBRIDGE FUNDS December 31, 2016

Table of Contents

PRESIDENT'S LETTER	2
REPORT FROM IRONBRIDGE CAPITAL MANAGEMENT, L.P.	3
EXPENSE EXAMPLE	7
PORTFOLIO INVESTMENT RETURNS (UNAUDITED)	9
SCHEDULES OF INVESTMENTS	13
Small Cap Fund	13
SMID Cap Fund	16
Global Fund	19
Large Cap Fund	21
STATEMENTS OF ASSETS AND LIABILITIES	24
STATEMENTS OF OPERATIONS	26
STATEMENTS OF CHANGES IN NET ASSETS	28
FINANCIAL HIGHLIGHTS	30
NOTES TO FINANCIAL STATEMENTS	34
ADDITIONAL INFORMATION (UNAUDITED)	40

P/1

PRESIDENT'S LETTER

Dear Fellow Shareholders

We are pleased to report on the progress of the IronBridge Funds over the past six months ending December 31, 2016. The S&P 500® Index, a proxy for large capitalization stocks, increased 7.82% over the past six months, while small capitalization stocks were up 18.68% as measured by the Russell 2000® Index. Global equity markets, as measured by the MSCI World Index (Net), were up 6.81% over the same period.

Fund Results

For the six month period ending December 31, 2016, the Funds generated the following net (i.e. after fee) returns:

The IronBridge Small Cap Fund, managed by IronBridge Capital Management, returned 9.00% versus the 18.68% return for the Russell 2000® Index.

The IronBridge SMID Cap Fund, managed by IronBridge Capital Management, returned 5.59% versus the 13.09% return for the Russell 2500TM Index.

The IronBridge Global Fund, managed by IronBridge Capital Management, returned 0.41% versus the 6.81% return for the MSCI World Index (Net).

The IronBridge Large Cap Fund, managed by IronBridge Capital Management, returned 5.34% versus the 8.01% return for the Russell 1000® Index.

Outlook

As we enter the 2017 calendar year, the outlook for the market is clouded with uncertainty. While there is a reasonable understanding of the direction the Trump administration is expected to take in the U.S., the speed at which it moves and the extent to which they are successful implementing their plan remains to be seen. Additionally, a number of major elections in other regions are scheduled to be held in 2017, including the presidential elections in France and Germany. The outcomes of these elections along with actions taken by the central banks in these regions are likely to play a significant role in determining the direction and magnitude of equity returns.

Regardless of the outcomes of these elections or actions taken by central banks, we continue to believe lower quality stocks are particularly vulnerable to revaluation at this point in the interest rate and credit cycles. Higher quality stocks appear to be more favorably valued, which could lead to a reversal in market leadership in the near future. If market leadership does revert to high-quality stocks, active management in general would be expected to significantly outperform passive management.

Thank you for your continued support of IronBridge Funds.

John Davis

President

IronBridge Funds, Inc.

P/2

Report from IronBridge Capital Management, L.P.

Dear Shareholder:

The IronBridge Small Cap Fund strives to achieve capital appreciation by investing in a diversified portfolio of equity securities of companies with small market capitalizations. The objective is relative to, and measured against, the Russell 2000® Index.

The IronBridge SMID Cap Fund strives to achieve capital appreciation by investing in a diversified portfolio of equity securities of companies with small and mid-market capitalizations. The objective is relative to, and measured against, the Russell 2500TM Index.

The IronBridge Global Fund strives to achieve long-term capital appreciation by investing primarily in equity securities of companies traded in developed markets throughout the world, including the United States. The objective is relative to, and measured against, the MSCI World Index (Net).

The IronBridge Large Cap Fund strives to achieve capital appreciation by investing in a diversified portfolio of equity securities of companies with large market capitalizations. The objective is relative to, and measured against, the Russell 1000® Index.

Performance Review

IronBridge Small Cap Fund

For the six month period ending December 31, 2016, the IronBridge Small Cap Fund lagged the benchmark, returning 9.00% (net of fees) compared with the Russell 2000® Index return of 18.68% for the same period.

The stock selection within Utilities was a positive contributor to the relative return profile. Exposure among the Information Technology, Consumer Discretionary, Materials, Health Care, Industrials, Energy, Consumer Staples, Real Estate and Financials names detracted from the Fund's relative performance. The sector allocation was a negative contributor to the relative performance during the period with the most significant impact resulting from the position in cash (approximately 5.3%).

IronBridge SMID Cap Fund

For the six month period ending December 31, 2016, the IronBridge SMID Cap Fund lagged the benchmark, returning 5.59% (net of fees) compared with the Russell 2500TM Index return of 13.09% for the same period.

The stock selection within Real Estate was a positive contributor to the relative return profile. Exposure among the Information Technology, Consumer Discretionary, Industrials, Financials, Materials, Consumer Staples, Energy, Health Care and Utilities names detracted from the Fund's relative performance. The sector allocation was a negative contributor to the relative performance during the period with the most significant impact resulting from the position in cash (approximately 4.3%).

P/3

Report from IronBridge Capital Management, L.P. (continued)

IronBridge Global Fund

For the six month period ending December 31, 2016, the IronBridge Global Fund lagged the benchmark, returning 0.41% (net of fees) compared with the MSCI World Index (Net) return of 6.81% for the same period.

The stock selection within Health Care was a positive contributor to the relative return profile. Exposure among the Financials, Materials, Consumer Discretionary, Industrials, Consumer Staples, Utilities, Telecommunication Services, Energy and Information Services names detracted from the Fund's relative performance. The sector allocation was a negative contributor to the relative performance during the period with the most significant impact resulting from a slight overweight to Consumer Staples (approximately 3.0%) and Health Care (approximately 1.7%).

IronBridge Large Cap Fund

For the six month period ending December 31, 2016, the IronBridge Large Cap Fund lagged the benchmark, returning 5.34% (net of fees) compared with the Russell 1000® Index return of 8.01% for the same period.

The stock selection within Financials and Health Care was a positive contributor to the relative return profile. Exposure among the Information Technology, Consumer Discretionary, Energy, Industrials, Consumer Staples, Real Estate, Telecommunication Services, Utilities and Materials names detracted from the Fund's relative performance. The sector allocation was a negative contributor to the relative performance during the period with the most significant impact resulting from the position in cash (approximately 5.3%).

Market Review

Equities markets, for the most part, advanced during the six month period ending December 31, 2016. Within the U.S. market, small cap stocks, as measured by the Russell 2000® Index (18.68%) were the best-performing capitalization range, followed by large cap stocks, as measured by the Russell 1000® Index (8.01%) and mid cap stocks, as measured by the Russell Midcap® Index (7.87%). Global large cap and mid cap stocks in the developed markets also advanced as measured by the MSCI World Index (Net) (6.81%). Returns for the individual countries contained in the index varied significantly. The best-performing country was Austria up approximately 24.25%, while Denmark, the worst performing country, was down approximately -14.46%.

Company-specific economic returns declined modestly and growth increased only modestly, so company-specific growth in net cash receipts did not drive markets significantly higher. Instead, expectations regarding macro factors dominated the markets over the period.

Oil prices, interest rates, currencies, and elections created tremendous volatility within and across markets. Investors, often through purchase or sale of ETFs, reacted to various shocks causing prices to move much more than the underlying fundamentals.

International central banks responded to the Brexit shock by applying additional quantitative easing (QE). In the U.S., the Federal Reserve (Fed) responded to Brexit by delaying its planned

P/4

rate hike until December. Accommodative central banks provided significant liquidity to markets, which drove down the discount rate of the pricing equation and credit spreads, reigniting the "risk on" rally.

Risk was the dominant factor driving excess return during the period. Central banks provided "risk on" stimulus through November. After the U.S. election, investors accelerated the "risk on" trade by reallocating massive amounts of capital from low-risk bond portfolios into higher risk bonds and the U.S. equity markets.

Portfolio Outlook

As we enter the 2017 calendar year, the outlook for the market is clouded with uncertainty. While there is a reasonable understanding of the direction the Trump administration is expected to take in the U.S., the speed at which it moves and the extent to which they are successful implementing their plan remains to be seen. Additionally, a number of major elections in other regions are scheduled to be held in 2017, including the presidential elections in France and Germany. The outcomes of these elections along with actions taken by the central banks in these regions are likely to play a significant role in determining the direction and magnitude of equity returns.

Regardless of the outcomes of these elections or actions taken by central banks, we continue to believe lower quality stocks are particularly vulnerable to revaluation at this point in the interest rate and credit cycles. Higher quality stocks appear to be more favorably valued, which could lead to a reversal in market leadership in the near future. If market leadership does revert to high-quality stocks, active management in general would be expected to significantly outperform passive management.

Thank you for your continued confidence in IronBridge.

Past performance is not a guarantee of future results.

The information provided herein represents the opinion of the fund manager and is not intended to be a forecast of future events or a guarantee of future results.

Diversification does not assure a profit nor protect against loss in a declining market.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in small and medium capitalization companies which are often more volatile, less liquid and more susceptible to market pressures than securities of larger issuers. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. The Funds may invest in American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs) that represent interests in foreign securities. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods.

P/5

Report from IronBridge Capital Management, L.P. (continued)

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on the total market capitalization.

The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index.

The Russell 2500TM Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index.

The Russell Midcap® Index measures the performance of the smallest 800 companies in the Russell 1000® Index.

The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

Discount Rate is IronBridge's proprietary estimate of the required real rate of return demanded from capital providers.

You cannot invest directly in an index.

IronBridge Funds, Inc. are distributed by Quasar Distributors, LLC

P/6

EXPENSE EXAMPLE

IronBridge Funds

December 31, 2016 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other fund expenses. Although the Funds charge no sales loads, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request that a redemption be made by wire transfer, currently the Funds' transfer agent charges a $15.00 fee. A redemption fee of 2.00% of the then current value of the shares redeemed may be imposed on certain redemptions of shares made within 30 days of purchase for the IronBridge Global Fund.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/16 — 12/31/16).

Actual Expenses

The first line of the table on the following page for each Fund provides information about actual account values and actual expenses. The Example includes management fees, registration fees, fee waivers/reimbursements and other expenses. However, the Example does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each Fund provides information about hypothetical account values and hypothetical expenses based on each of the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

P/7

IRONBRIDGE FUNDS	BEGINNING ACCOUNT VALUE 7/1/2016	ENDING ACCOUNT VALUE 12/31/2016	ANNUALIZED EXPENSE RATIO*	EXPENSES PAID DURING THE PERIOD*
IronBridge Small Cap Fund
Actual Fund Return	$1,000.00	$1,090.00	1.09%	$5.74
Hypothetical 5% Return	$1,000.00	$1,019.71	1.09%	$5.55
IronBridge SMID Cap Fund
Actual Fund Return	$1,000.00	$1,055.90	0.95%	$4.92
Hypothetical 5% Return	$1,000.00	$1,020.42	0.95%	$4.84
IronBridge Global Fund
Actual Fund Return	$1,000.00	$1,004.10	1.00%	$5.05
Hypothetical 5% Return	$1,000.00	$1,020.16	1.00%	$5.09
IronBridge Large Cap Fund
Actual Fund Return	$1,000.00	$1,053.40	0.80%	$4.14
Hypothetical 5% Return	$1,000.00	$1,021.17	0.80%	$4.08

* Expenses are equal to each Fund's annualized expense ratio indicated above, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

P/8

PORTFOLIO INVESTMENT RETURNS

IronBridge Small Cap Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $100,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

PORTFOLIO TOTAL RETURN**

For Period Ended 12/31/16	Fund	Index
Six Months	9.00%	18.68%
One Year	13.70	21.31
Five Year Average Annual	12.29	14.46
Ten Year Average Annual	7.08	7.07
Since Commencement Average Annual*	10.75	10.54

*8/30/02 commencement of operations.

This chart assumes an initial gross investment of $100,000 made on 12/31/06. Returns shown include the reinvestment of all distributions. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced. Prior to July 23, 2010, Frontegra Asset Management, Inc. served as adviser and IronBridge Capital Management, L.P. served as subadviser to the Fund. Effective July 23, 2010, IronBridge Capital Management, L.P. became adviser to the Fund. To receive current to the most recent month-end performance, please call 1-877-861-7714.

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities. A direct investment in the index is not possible.

**The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

P/9

PORTFOLIO INVESTMENT RETURNS

IronBridge SMID Cap Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $100,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

PORTFOLIO TOTAL RETURN**

For Period Ended 12/31/16	Fund	Index
Six Months	5.59%	13.09%
One Year	12.28	17.59
Five Year Average Annual	11.31	14.54
Ten Year Average Annual	6.81	7.69
Since Commencement Average Annual*	7.17	8.40

*12/31/04 commencement of operations.

This chart assumes an initial gross investment of $100,000 made on 12/31/06. Returns shown include the reinvestment of all distributions. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced. Prior to July 23, 2010, Frontegra Asset Management, Inc. served as adviser and IronBridge Capital Management, L.P. served as subadviser to the Fund. Effective July 23, 2010, IronBridge Capital Management, L.P. became adviser to the Fund. To receive current to the most recent month-end performance, please call 1-877-861-7714.

The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities. A direct investment in the index is not possible.

**The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

P/10

PORTFOLIO INVESTMENT RETURNS

IronBridge Global Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $100,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

PORTFOLIO TOTAL RETURN**

For Period Ended 12/31/16	Fund	Index
Six Months	0.41%	6.81%
One Year	(1.80)	7.51
Five Year Average Annual	7.60	10.41
Since Commencement Average Annual*	6.12	8.28

*9/18/09 commencement of operations.

This chart assumes an initial gross investment of $100,000 made on 9/18/09 (commencement of operations). Returns shown include the reinvestment of all distributions. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced. Prior to July 23, 2010, Frontegra Asset Management, Inc. served as adviser and IronBridge Capital Management, L.P. served as subadviser to the Fund. Effective July 23, 2010, IronBridge Capital Management, L.P. became adviser to the Fund. To receive current to the most recent month-end performance, please call 1-877-861-7714.

The MSCI World Index Net is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities. A direct investment in an index is not possible.

**The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares

P/11

PORTFOLIO INVESTMENT RETURNS

IronBridge Large Cap Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $100,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

PORTFOLIO TOTAL RETURN**

For Period Ended 12/31/16	Fund	Index
Six Months	5.34%	8.01%
One Year	9.30	12.05
Since Commencement Average Annual*	11.00	12.59

*3/30/12 commencement of operations.

This chart assumes an initial gross investment of $100,000 made on 3/30/12 (commencement of operations). Returns shown include the reinvestment of all distributions. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced. To receive current to the most recent month-end performance, please call 1-877-861-7714.

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities. A direct investment in an index is not possible

**The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares

P/12

SCHEDULE OF INVESTMENTS

IronBridge Small Cap Fund

December 31, 2016 (Unaudited)

COMMON STOCKS - 95.4%

	Number of Shares	Value
AEROSPACE & DEFENSE - 2.9%
Curtiss-Wright Corp.	80,626	$7,930,373
Esterline Technologies Corp. (a)	54,608	4,871,034
		12,801,407
AUTO COMPONENTS - 1.0%
Tenneco, Inc. (a)	74,970	4,683,376
BANKS - 12.7%
BankUnited, Inc.	186,560	7,031,446
Banner Corp.	164,410	9,175,722
Columbia Banking System, Inc.	214,911	9,602,223
Cullen/Frost Bankers, Inc.	80,279	7,083,016
Investors Bancorp, Inc.	578,450	8,069,378
PacWest Bancorp	119,958	6,530,514
SVB Financial Group (a)	55,175	9,471,341
		56,963,640
BIOTECHNOLOGY - 1.9%
Intrexon Corp. (a)	59,580	1,447,794
Ionis Pharmaceuticals, Inc. (a)	35,760	1,710,401
Kite Pharma, Inc. (a)	18,310	821,020
Repligen Corp. (a)	82,790	2,551,588
Seattle Genetics, Inc. (a)	20,780	1,096,561
Ultragenyx Pharmaceutical, Inc. (a)	11,920	838,095
		8,465,459
BUILDING PRODUCTS - 1.0%
Universal Forest Products, Inc.	43,349	4,429,401
CAPITAL MARKETS - 0.5%
Stifel Financial Corp. (a)	46,661	2,330,717
CHEMICALS - 3.3%
NewMarket Corp.	14,301	6,061,336
PolyOne Corp.	69,540	2,228,061
Sensient Technologies Corp.	81,660	6,416,843
		14,706,240
	Number of Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 1.2%
ABM Industries, Inc.	58,820	$2,402,209
Multi-Color Corp.	35,896	2,785,530
		5,187,739
COMMUNICATION EQUIPMENT - 0.4%
ShoreTel, Inc. (a)	252,494	1,805,332
CONSTRUCTION & ENGINEERING - 0.9%
Valmont Industries, Inc.	29,926	4,216,574
CONTAINERS & PACKAGING - 1.0%
AptarGroup, Inc.	60,537	4,446,443
DIVERSIFIED CONSUMER SERVICES - 0.7%
Bright Horizons Family Solutions, Inc. (a)	44,387	3,107,978
ELECTRICAL EQUIPMENT - 2.7%
Acuity Brands, Inc.	18,855	4,352,865
AZZ, Inc.	57,320	3,662,748
EnerSys, Inc.	51,324	4,008,405
		12,024,018
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.4%
IPG Photonics Corp. (a)	22,912	2,261,643
Littelfuse, Inc.	32,345	4,909,001
Trimble, Inc. (a)	118,029	3,558,574
		10,729,218
ENERGY EQUIPMENT & SERVICES - 1.6%
Oil States International, Inc. (a)	64,290	2,507,310
Superior Energy Services, Inc.	286,280	4,832,406
		7,339,716
FOOD & STAPLES RETAILING - 1.5%
Casey's General Stores, Inc.	56,405	6,705,426
FOOD PRODUCTS - 1.2%
J&J Snack Foods Corp.	40,540	5,409,252
GAS UTILITIES - 2.4%
UGI Corp.	237,372	10,938,102

The accompanying notes are an integral part of these financial statements.
P/13

SCHEDULE OF INVESTMENTS

IronBridge Small Cap Fund

December 31, 2016 (Unaudited) — continued

	Number of Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 7.7%
ABIOMED, Inc. (a)	19,480	$2,195,006
Cantel Medical Corp.	61,760	4,863,600
DexCom, Inc. (a)	31,331	1,870,461
Integra LifeSciences Holdings Corp. (a)	43,430	3,725,860
Neogen Corp. (a)	35,283	2,328,678
STERIS PLC	108,180	7,290,250
West Pharmaceutical Services, Inc.	147,100	12,478,493
		34,752,348
HEALTH CARE PROVIDERS & SERVICES - 1.4%
Acadia Healthcare Co., Inc. (a)	84,985	2,813,003
LifePoint Hospitals, Inc. (a)	60,350	3,427,880
		6,240,883
HEALTH CARE TECHNOLOGY - 0.9%
Omnicell, Inc. (a)	117,850	3,995,115
HOTELS, RESTAURANTS & LEISURE - 3.3%
Buffalo Wild Wings, Inc. (a)	41,102	6,346,149
Vail Resorts, Inc.	53,610	8,647,829
		14,993,978
HOUSEHOLD DURABLES - 1.5%
Helen Of Troy Ltd. (a)	46,866	3,957,834
Libbey, Inc.	148,281	2,885,548
		6,843,382
INFORMATION TECHNOLOGY SERVICES - 2.1%
Jack Henry & Associates, Inc.	105,892	9,401,092
INSURANCE - 5.1%
American Financial Group, Inc.	145,742	12,842,785
Argo Group International Holdings Ltd.	80,410	5,299,019
Stewart Information Services Corp.	107,990	4,976,179
		23,117,983
	Number of Shares	Value
LIFE SCIENCES TOOLS & SERVICES - 1.1%
Cambrex Corp. (a)	89,770	$4,843,091
MACHINERY - 3.6%
IDEX Corp.	64,604	5,818,236
ITT, Inc.	141,770	5,468,069
Lincoln Electric Holdings, Inc.	63,402	4,861,031
		16,147,336
METALS & MINING - 1.0%
Carpenter Technology Corp.	124,163	4,490,976
MULTI-UTILITIES - 1.3%
Black Hills Corp.	98,026	6,012,915
OIL, GAS & CONSUMABLE FUELS - 2.6%
Carrizo Oil & Gas, Inc. (a)	127,440	4,759,884
Energen Corp.	117,730	6,789,489
		11,549,373
REAL ESTATE INVESTMENT TRUSTS - 9.6%
Acadia Realty Trust	183,570	5,999,068
Alexandria Real Estate Equities, Inc.	82,527	9,171,226
EastGroup Properties, Inc.	103,641	7,652,851
Equity Commonwealth (a)	218,730	6,614,395
LaSalle Hotel Properties	164,630	5,016,276
Mid-America Apartment Communities, Inc.	31,769	3,110,820
National Health Investors, Inc.	32,210	2,389,016
Redwood Trust, Inc.	216,077	3,286,531
		43,240,183
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.9%
Cypress Semiconductor Corp.	421,718	4,824,454
MKS Instruments, Inc.	61,880	3,675,672
		8,500,126

P/14

SCHEDULE OF INVESTMENTS

IronBridge Small Cap Fund

December 31, 2016 (Unaudited) — continued

	Number of Shares	Value
SOFTWARE - 5.6%
CommVault Systems, Inc. (a)	45,080	$2,317,112
Ellie Mae, Inc. (a)	22,192	1,857,027
Fair Isaac Corp.	19,540	2,329,559
Guidewire Software, Inc. (a)	59,450	2,932,669
Proofpoint, Inc. (a)	55,497	3,920,863
PTC, Inc. (a)	116,505	5,390,686
Tyler Technologies, Inc. (a)	45,364	6,476,618
		25,224,534
SPECIALTY RETAIL - 3.2%
Monro Muffler Brake, Inc.	72,710	4,159,012
Tractor Supply Co.	133,946	10,154,446
		14,313,458
TEXTILES, APPAREL & LUXURY GOODS - 2.6%
Columbia Sportswear Co.	70,580	4,114,814
G-III Apparel Group Ltd. (a)	109,520	3,237,411
Wolverine World Wide, Inc.	200,564	4,402,380
		11,754,605
TRADING COMPANIES & DISTRIBUTORS - 1.6%
Applied Industrial Technologies, Inc.	82,778	4,917,013
GATX Corp.	38,121	2,347,491
		7,264,504
TOTAL COMMON STOCKS
(Cost $289,876,185)		$428,975,920
SHORT-TERM INVESTMENTS - 4.5%
	Number of Shares	Value
MONEY MARKET - 4.5%
STIT - Treasury Obligations Portfolio - 0.38% (b)	20,357,642	$20,357,642
TOTAL SHORT-TERM INVESTMENTS
(Cost $20,357,642)		$20,357,642
TOTAL INVESTMENTS - 99.9%
(Cost $310,233,827)		$449,333,562
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		524,134
TOTAL NET ASSETS - 100.0%		$449,857,696

(a) Non-Income Producing

(b) Rate quoted is seven-day yield at period end.

PORTFOLIO DIVERSIFICATION

December 31, 2016

Sectors	Percentage
Financials	19.1%
Industrials	13.8%
Health Care	13.0%
Consumer Discretionary	12.4%
Information Technology	12.3%
Real Estate	8.9%
Materials	5.2%
Energy	4.2%
Utilities	3.8%
Consumer Staples	2.7%
TOTAL COMMON STOCKS	95.4%
TOTAL SHORT-TERM INVESTMENTS	4.5%
TOTAL INVESTMENTS	99.9%
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1%
TOTAL NET ASSETS	100.0%

The accompanying notes are an integral part of these financial statements.
P/15

SCHEDULE OF INVESTMENTS

IronBridge SMID Cap Fund

December 31, 2016 (Unaudited)

COMMON STOCKS - 96.8%

	Number of Shares	Value
AEROSPACE & DEFENSE - 2.4%
Curtiss-Wright Corp.	42,610	$4,191,120
Esterline Technologies Corp. (a)	38,610	3,444,012
		7,635,132
BANKS - 9.9%
Comerica, Inc.	71,688	4,882,670
Cullen/Frost Bankers, Inc.	56,743	5,006,435
First Republic Bank	83,580	7,701,061
Investors Bancorp, Inc.	537,850	7,503,007
SVB Financial Group (a)	38,960	6,687,874
		31,781,047
BIOTECHNOLOGY - 1.4%
Intrexon Corp. (a)	47,380	1,151,334
Ionis Pharmaceuticals, Inc. (a)	26,820	1,282,801
Kite Pharma, Inc. (a)	12,950	580,678
Seattle Genetics, Inc. (a)	17,882	943,633
Ultragenyx Pharmaceutical, Inc. (a)	8,420	592,010
		4,550,456
CAPITAL MARKETS - 0.5%
Stifel Financial Corp. (a)	33,121	1,654,394
CHEMICALS - 4.9%
International Flavors & Fragrances, Inc.	28,205	3,323,395
NewMarket Corp.	9,375	3,973,500
RPM International, Inc.	61,190	3,293,858
Sensient Technologies Corp.	64,313	5,053,715
		15,644,468
CONSTRUCTION & ENGINEERING - 1.0%
Valmont Industries, Inc.	22,150	3,120,935
CONSTRUCTION MATERIALS - 1.2%
Eagle Materials, Inc.	40,480	3,988,494
CONTAINERS & PACKAGING - 1.5%
Bemis Co., Inc.	102,920	4,921,634
	Number of Shares	Value
ELECTRICAL EQUIPMENT - 2.6%
Acuity Brands, Inc.	21,257	$4,907,391
AMETEK, Inc.	72,907	3,543,280
		8,450,671
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.8%
Trimble, Inc. (a)	88,911	2,680,667
ENERGY EQUIPMENT & SERVICES - 1.9%
Oil States International, Inc. (a)	46,120	1,798,680
Superior Energy Services, Inc.	257,740	4,350,651
		6,149,331
FOOD & STAPLES RETAILING - 1.5%
Casey's General Stores, Inc.	40,015	4,756,983
GAS UTILITIES - 1.8%
UGI Corp.	122,064	5,624,709
HEALTH CARE EQUIPMENT & SUPPLIES - 8.1%
Cantel Medical Corp.	48,060	3,784,725
DexCom, Inc. (a)	22,400	1,337,280
IDEXX Laboratories, Inc. (a)	34,410	4,035,261
Teleflex, Inc.	44,730	7,208,239
West Pharmaceutical Services, Inc.	112,925	9,579,428
		25,944,933
HEALTH CARE PROVIDERS & SERVICES - 0.8%
Universal Healthcare Services, Inc. - Class B	23,438	2,493,334
HOTELS, RESTAURANTS & LEISURE - 3.0%
Buffalo Wild Wings, Inc. (a)	23,530	3,633,032
Vail Resorts, Inc.	37,997	6,129,296
		9,762,328

P/16

SCHEDULE OF INVESTMENTS

IronBridge SMID Cap Fund

December 31, 2016 (Unaudited) — continued

	Number of Shares	Value
HOUSEHOLD DURABLES - 2.5%
Harman International Industries, Inc.	41,045	$4,562,562
NVR, Inc. (a)	2,052	3,424,788
		7,987,350
HOUSEHOLD PRODUCTS - 2.1%
Church & Dwight Co., Inc.	153,694	6,791,738
INDUSTRIAL CONGLOMERATES - 2.0%
Carlisle Cos., Inc.	58,760	6,480,640
INFORMATION TECHNOLOGY SERVICES - 4.5%
Gartner, Inc. (a)	26,780	2,706,655
Jack Henry & Associates, Inc.	91,865	8,155,775
Vantiv, Inc. - Class A (a)	62,150	3,705,383
		14,567,813
INSURANCE - 7.7%
Alleghany Corp. (a)	6,119	3,721,086
American Financial Group, Inc.	110,922	9,774,447
FNF Group	76,420	2,595,223
Markel Corp. (a)	9,623	8,704,004
		24,794,760
LIFE SCIENCES TOOLS & SERVICES - 1.7%
Cambrex Corp. (a)	64,510	3,480,315
Illumina, Inc. (a)	16,326	2,090,381
		5,570,696
MACHINERY - 5.6%
Barnes Group, Inc	80,030	3,795,022
IDEX Corp.	39,720	3,577,183
ITT, Inc.	101,705	3,922,762
Snap-on, Inc.	25,758	4,411,573
Wabtec Corp.	29,080	2,414,222
		18,120,762
MARINE - 1.0%
Kirby Corp. (a)	50,303	3,345,150
MEDIA - 0.7%
Interpublic Group of Cos., Inc. (The)	94,793	2,219,104
	Number of Shares	Value
METALS & MINING - 0.3%
Steel Dynamics, Inc.	24,410	$868,508
MULTI-UTILITIES - 1.7%
CMS Energy Corp.	134,150	5,583,323
OIL, GAS & CONSUMABLE FUELS - 2.9%
Carrizo Oil & Gas, Inc. (a)	107,500	4,015,125
Energen Corp.	93,100	5,369,077
		9,384,202
REAL ESTATE INVESTMENT TRUSTS - 10.5%
Acadia Realty Trust	181,630	5,935,668
Alexandria Real Estate Equities, Inc.	66,720	7,414,594
EastGroup Properties, Inc.	60,535	4,469,904
Equity Commonwealth (a)	158,140	4,782,154
Federal Realty Investment Trust	41,000	5,826,510
LaSalle Hotel Properties	118,020	3,596,069
National Health Investors, Inc.	22,835	1,693,672
		33,718,571
ROAD & RAIL - 1.3%
Old Dominion Freight Line, Inc. (a)	47,017	4,033,588
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.1%
Cypress Semiconductor Corp.	299,268	3,423,626
SOFTWARE - 3.7%
CommVault Systems, Inc. (a)	26,090	1,341,026
Fair Isaac Corp.	7,080	844,078
Proofpoint, Inc. (a)	35,473	2,506,167
The Ultimate Software Group, Inc. (a)	18,528	3,378,581
Tyler Technologies, Inc. (a)	27,340	3,903,332
		11,973,184

The accompanying notes are an integral part of these financial statements.
P/17

SCHEDULE OF INVESTMENTS

IronBridge SMID Cap Fund

December 31, 2016 (Unaudited) — continued

	Number of Shares	Value
SPECIALTY RETAIL - 2.2%
Tractor Supply Co.	91,795	$6,958,979
TEXTILES, APPAREL & LUXURY GOODS - 1.0%
G-III Apparel Group Ltd. (a)	66,223	1,957,552
Under Armour, Inc. - Class A (a)	37,598	1,092,222
		3,049,774
TRADING COMPANIES & DISTRIBUTORS - 1.0%
HD Supply Holdings, Inc. (a)	71,880	3,055,619
TOTAL COMMON STOCKS
(Cost $227,678,128)		$311,086,903
SHORT-TERM INVESTMENTS - 3.2%
	Number of Shares	Value
MONEY MARKET - 3.2%
STIT - Treasury Obligations Portfolio - 0.38% (b)	10,325,712	10,325,712
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,325,712)		$10,325,712
TOTAL INVESTMENTS - 100.0%
(Cost $238,003,840)		$321,412,615
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%		(80,359)
TOTAL NET ASSETS - 100.0%		$321,332,256

(a) Non-Income Producing

(b) Rate quoted is seven-day yield at period end.

PORTFOLIO DIVERSIFICATION

December 31, 2016

Sectors	Percentage
Financials	18.1%
Industrials	16.9%
Health Care	12.0%
Real Estate	10.5%
Information Technology	10.2%
Consumer Discretionary	9.3%
Materials	7.9%
Energy	4.8%
Consumer Staples	3.6%
Utilities	3.5%
TOTAL COMMON STOCKS	96.8%
TOTAL SHORT-TERM INVESTMENTS	3.2%
TOTAL INVESTMENTS	100.0%
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)%
TOTAL NET ASSETS	100.0%

P/18

SCHEDULE OF INVESTMENTS

IronBridge Global Fund

December 31, 2016 (Unaudited)

COMMON STOCKS - 97.6%
	Number of Shares	Value
BELGIUM - 2.1%
Anheuser-Busch InBev SA/NV	2,293	$242,701
CANADA - 6.0%
Alimentation Couche-Tard, Inc. - Class B	7,610	345,062
Brookfield Asset Management, Inc. - Class A	10,302	340,069
		685,131
FINLAND - 2.3%
Sampo Oyj	5,850	262,270
FRANCE - 2.0%
Veolia Environneme SA	13,180	224,412
GERMANY - 2.2%
Siemens AG	1,990	244,670
HONG KONG - 1.9%
AIA Group Ltd.	37,800	213,263
JAPAN - 6.0%
Dentsu, Inc.	4,700	221,176
KDDI Corp.	8,100	205,108
SMC Corp.	500	119,380
Sumitomo Mitsui Financial Group, Inc.	3,400	129,745
		675,409
NETHERLANDS - 2.2%
ING Groep NV	17,327	243,860
SPAIN - 2.0%
Industria de Diseno Textil, SA	6,720	229,404
SWEDEN - 2.2%
Assa Abloy AB - Class B	13,660	253,541
SWITZERLAND - 7.7%
Givaudan SA	215	393,980
Nestle SA	6,677	478,990
		872,970
	Number of Shares	Value
UNITED STATES - 61.0%
Alphabet, Inc. - Class A (a)	331	$262,301
Alphabet, Inc. - Class C (a)	38	29,329
Apple, Inc.	1,843	213,456
Boston Scientific Corp. (a)	8,610	186,234
Celgene Corp. (a)	1,980	229,185
Comcast Corp. - Class A	6,490	448,135
Ecolab, Inc.	3,070	359,865
Eli Lilly & Co.	3,520	258,896
EOG Resources, Inc.	4,575	462,533
Facebook, Inc. - Class A (a)	1,510	173,726
First Republic Bank	5,570	513,220
Fiserv, Inc. (a)	1,610	171,111
General Electric Co.	16,990	536,884
Microsoft Corp.	6,635	412,299
Newell Brands, Inc.	3,550	158,508
Nike, Inc. - Class B	3,470	176,380
Occidental Petroleum Corp.	4,848	345,323
Roper Technologies, Inc.	1,235	226,104
Royal Caribbean Cruises Ltd.	2,630	215,765
Starbucks Corp.	4,920	273,158
Thermo Fisher Scientific, Inc.	2,310	325,941
Visa, Inc. - Class A	2,674	208,625
Wells Fargo & Co.	5,410	298,145
Zoetis, Inc.	8,012	428,882
		6,914,005
TOTAL COMMON STOCKS
(Cost $9,346,542)		$11,061,636

The accompanying notes are an integral part of these financial statements.
P/19

SCHEDULE OF INVESTMENTS

IronBridge Global Fund

December 31, 2016 (Unaudited) — continued

SHORT-TERM INVESTMENTS - 1.1%
	Number of Shares	Value
MONEY MARKET - 1.1%
STIT - Treasury Obligations Portfolio - 0.38% (b)	122,765	$122,765
TOTAL SHORT-TERM INVESTMENTS
(Cost $122,765)		$122,765
TOTAL INVESTMENTS - 98.7%
(Cost $9,469,307)		$11,184,401
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%		150,727
TOTAL NET ASSETS - 100.0%		$11,335,128

(a) Non-Income Producing

(b) Rate quoted is seven day yield at period ended.

PORTFOLIO DIVERSIFICATION

December 31, 2016

Sectors	Percentage
Financials	17.6%
Consumer Discretionary	15.2%
Information Technology	13.0%
Health Care	12.6%
Industrials	12.2%
Consumer Staples	9.4%
Energy	7.1%
Materials	6.7%
Utilities	2.0%
Telecommunication Services	1.8%
TOTAL COMMON STOCKS	97.6%
TOTAL SHORT-TERM INVESTMENTS	1.1%
TOTAL INVESTMENTS	98.7%
OTHER ASSETS IN EXCESS OF LIABILITIES	1.3%
TOTAL NET ASSETS	100.0%

P/20

SCHEDULE OF INVESTMENTS

IronBridge Large Cap Fund

December 31, 2016 (Unaudited)

COMMON STOCKS - 96.6%

	Number of Shares	Value
BANKS - 8.3%
Citigroup, Inc.	10,550	$626,986
First Republic Bank	5,535	509,995
Regions Financial Corp.	25,440	365,318
Wells Fargo & Co.	17,715	976,274
		2,478,573
BIOTECHNOLOGY - 1.5%
Celgene Corp. (a)	3,840	444,480
CAPITAL MARKETS - 2.5%
The Goldman Sachs Group, Inc.	3,164	757,620
CHEMICALS - 1.9%
Ecolab, Inc.	4,830	566,173
COMMUNICATIONS EQUIPMENT - 1.3%
Cisco Systems, Inc.	13,100	395,882
CONSUMER FINANCE - 1.2%
American Express Co.	5,060	374,845
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.8%
Verizon Communications, Inc.	10,130	540,739
ELECTRIC UTILITIES - 2.0%
NextEra Energy, Inc.	5,095	608,649
ELECTRICAL EQUIPMENT - 1.4%
AMETEK, Inc.	8,720	423,792
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.5%
Amphenol Corp. - Class A	6,682	449,030
ENERGY EQUIPMENT & SERVICES - 1.0%
Schlumberger Ltd	3,540	297,183
FOOD & STAPLES RETAILING - 2.8%
Costco Wholesale Corp.	2,865	458,715
CVS Health Corp.	4,908	387,290
		846,005
	Number of Shares	Value
FOOD PRODUCTS - 1.1%
Archer-Daniels-Midland Co.	7,080	$323,202
HEALTH CARE EQUIPMENT & SUPPLIES - 3.6%
Boston Scientific Corp. (a)	20,276	438,570
Danaher Corp.	8,166	635,641
		1,074,211
HEALTH CARE TECHNOLOGY - 0.9%
Cerner Corp. (a)	5,890	279,009
HOTELS, RESTAURANTS & LEISURE - 1.6%
Starbucks Corp.	8,640	479,693
HOUSEHOLD DURABLES - 2.3%
Harman International Industries, Inc.	3,085	342,929
Newell Brands, Inc.	7,650	341,573
		684,502
HOUSEHOLD PRODUCTS - 2.0%
Church & Dwight Co., Inc.	13,270	586,401
INDUSTRIAL CONGLOMERATES - 5.7%
General Electric Co.	33,640	1,063,024
Roper Industries, Inc.	3,460	633,457
		1,696,481
INFORMATION TECHNOLOGY SERVICES - 3.8%
Fiserv, Inc. (a)	5,590	594,105
Visa, Inc. - Class A	7,050	550,041
		1,144,146
INSURANCE - 3.1%
Aon PLC	4,380	488,501
Markel Corp. (a)	490	443,205
		931,706
INTERNET & DIRECT MARKETING - 1.7%
Amazon.com, Inc. (a)	674	505,412
INTERNET SOFTWARE & SERVICES - 4.2%
Alphabet, Inc. - Class A (a)	590	467,545
Alphabet, Inc. - Class C (a)	492	379,736
Facebook, Inc. - Class A (a)	3,640	418,782
		1,266,063

The accompanying notes are an integral part of these financial statements.
P/21

SCHEDULE OF INVESTMENTS

IronBridge Large Cap Fund

December 31, 2016 (Unaudited) — continued

	Number of Shares	Value
LIFE SCIENCES TOOLS & SERVICES - 2.7%
Illumina, Inc. (a)	1,280	$163,891
Thermo Fisher Scientific, Inc.	4,490	633,539
		797,430
MACHINERY - 2.4%
Fortive Corp.	6,463	346,611
Illinois Tool Works, Inc.	3,145	385,137
		731,748
MEDIA - 3.9%
Comcast Corp. - Class A	9,430	651,142
The Walt Disney Co.	5,050	526,311
		1,177,453
METALS & MINING - 1.2%
Nucor Corp.	6,160	366,643
MULTILINE RETAIL - 1.2%
Target Corp.	4,815	347,787
OIL, GAS & CONSUMABLE FUELS - 5.0%
EOG Resources, Inc.	6,390	646,029
Occidental Petroleum Corp.	12,050	858,322
		1,504,351
PHARMACEUTICALS - 7.5%
Bristol-Myers Squibb Co.	6,910	403,820
Eli Lilly & Co.	4,990	367,015
Johnson & Johnson	8,390	966,612
Zoetis, Inc.	9,860	527,806
		2,265,253
REAL ESTATE INVESTMENT TRUSTS - 3.5%
AvalonBay Communities, Inc.	2,206	390,793
Public Storage	1,370	306,195
Simon Property Group, Inc.	2,070	367,777
		1,064,765
ROAD & RAIL - 2.0%
Union Pacific Corp.	5,830	604,454
	Number of Shares	Value
SOFTWARE - 4.8%
Microsoft Corp.	17,550	$1,090,557
Tyler Technologies, Inc. (a)	2,400	342,648
		1,433,205
SPECIALTY RETAIL - 1.2%
Tractor Supply Co.	4,750	360,098
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.3%
Apple, Inc.	6,095	705,923
TEXTILES, APPAREL & LUXURY GOODS - 1.7%
Under Armour, Inc. - Class A (a)	3,330	96,736
Under Armour, Inc. - Class C (a)	2,193	55,198
VF Corp.	6,670	355,845
		507,779
TOTAL COMMON STOCKS
(Cost $22,740,303)		$29,020,686
SHORT-TERM INVESTMENTS - 3.3%
	Number of Shares	Value
MONEY MARKET - 3.3%
STIT - Treasury Obligations Portfolio - 0.38% (b)	984,620	984,620
TOTAL SHORT-TERM INVESTMENTS
(Cost $984,620)		$984,620
TOTAL INVESTMENTS - 99.9%
(Cost $23,724,923)		$30,005,306
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		18,438
TOTAL NET ASSETS - 100.0%		$30,023,744

(a) Non-Income Producing

(b) Rate quoted is seven-day yield at period end.

P/22

SCHEDULE OF INVESTMENTS

IronBridge Large Cap Fund

December 31, 2016 (Unaudited) — continued

PORTFOLIO DIVERSIFICATION

December 31, 2016

Sectors	Percentage
Information Technology	18.0%
Health Care	16.2%
Financials	15.1%
Consumer Discretionary	13.5%
Industrials	11.5%
Energy	6.0%
Consumer Staples	5.9%
Real Estate	3.5%
Materials	3.1%
Utilities	2.0%
Telecommunication Services	1.8%
TOTAL COMMON STOCKS	96.6%
TOTAL SHORT-TERM INVESTMENTS	3.3%
TOTAL INVESTMENTS	99.9%
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1%
TOTAL NET ASSETS	100.0%

The accompanying notes are an integral part of these financial statements.
P/23

Statements of Assets and Liabilities

IronBridge Funds, Inc.

December 31, 2016 (Unaudited)

	SMALL CAP FUND	SMID CAP FUND
ASSETS:
Investments at cost	$310,233,827	$238,003,840
Foreign currency at cost	$—	$—
Investments at value	$449,333,562	$321,412,615
Foreign currency at value	—	—
Cash	—	—
Receivables
Interest and dividends	506,622	403,101
Fund shares sold	476,976	85,666
Investments sold	—	—
Due from adviser	—	—
Prepaid expenses	31,981	32,353
Total assets	450,349,141	321,933,735
LIABILITIES:
Payables
Fund shares redeemed	34,879	114,355
Due to adviser	386,551	362,255
Accrued expenses
Professional fees	27,396	31,208
Shareholder servicing fees	17,656	40,523
Fund administration and accounting fees	17,379	15,758
Custodian fees	4,058	3,754
Other expenses	3,526	33,626
Total Liabilities	491,445	601,479
Net Assets	$449,857,696	$321,332,256
NET ASSETS CONSIST OF:
Paid in capital	$294,591,627	$232,999,226
Undistributed net investment income (loss)	182,148	(59,233)
Accumulated net realized gain	15,984,186	4,983,488
Unrealized appreciation (depreciation) on:
Investments	139,099,735	83,408,775
Foreign currency	—	—
Net Assets	$449,857,696	$321,332,256
CAPITAL STOCK, $0.01 PAR VALUE
Authorized	75,000,000	150,000,000
Issued and outstanding	23,888,054	27,945,177
Net Asset Value, Redemption Price and Offering Price Per Share	$18.83	$11.50

P/24

	GLOBAL FUND	LARGE CAP FUND
ASSETS:
Investments at cost	$9,469,307	$23,724,923
Foreign currency at cost	$100	$—
Investments at value	$11,184,401	$30,005,306
Foreign currency at value	100	—
Cash	1,291	—
Receivables
Interest and dividends	52,312	38,538
Fund shares sold	—	—
Investments sold	126,366	—
Due from adviser	821	—
Prepaid expenses	4,013	8,583
Total assets	11,369,304	30,052,427
LIABILITIES:
Payables
Fund shares redeemed	—	—
Due to adviser	—	2,021
Accrued expenses
Professional fees	18,080	13,665
Shareholder servicing fees	1,253	1,537
Fund administration and accounting fees	10,048	9,757
Custodian fees	2,730	440
Other expenses	2,065	1,263
Total Liabilities	34,176	28,683
Net Assets	$11,335,128	$30,023,744
NET ASSETS CONSIST OF:
Paid in capital	$8,347,661	$22,942,062
Undistributed net investment income (loss)	14,010	696
Accumulated net realized gain	1,262,188	800,603
Unrealized appreciation (depreciation) on:
Investments	1,715,094	6,280,383
Foreign currency	(3,825)	—
Net Assets	$11,335,128	$30,023,744
CAPITAL STOCK, $0.01 PAR VALUE
Authorized	50,000,000	50,000,000
Issued and outstanding	1,410,763	2,302,553
Net Asset Value, Redemption Price and Offering Price Per Share	$8.03	$13.04

The accompanying notes are an integral part of these financial statements.
P/25

Statements of Operations

IronBridge Funds, Inc.

For the Six Months Ended December 31, 2016 (Unaudited)

	SMALL CAP FUND	SMID CAP FUND
INVESTMENT INCOME:
Dividend income(1)	$3,004,411	$1,954,651
Interest income	19,477	12,839
Total investment income	3,023,888	1,967,490
EXPENSES:
Investment advisory fees	2,222,321	1,491,311
Fund administration and accounting fees	52,242	46,948
Shareholder servicing fees	37,857	39,677
Directors' fees and related expenses	21,736	18,918
Audit fees	20,905	20,151
Legal fees	13,897	16,995
Custody fees	12,139	10,123
Federal and state registration fees	10,492	18,056
Reports to shareholders	3,196	20,976
Other	33,602	39,520
Total expenses before waiver and reimbursement	2,428,387	1,722,675
Waiver and reimbursement of expenses by adviser	—	(55,916)
Net expenses	2,428,387	1,666,759
Net Investment Income	595,501	300,731
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments	20,787,491	34,095,013
Foreign currency transactions	—	—
Change in net unrealized appreciation/depreciation on:
Investments	16,761,339	(13,677,115)
Foreign currency transactions	—	—
Net Realized and Unrealized Gain on Investments	37,548,830	20,417,898
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,144,331	$20,718,629

(1)  Net of foreign taxes withheld of $—, $—, $3,034, and $—, respectively.

P/26

	GLOBAL FUND	LARGE CAP FUND
INVESTMENT INCOME:
Dividend income(1)	$83,440	$224,329
Interest income	284	1,384
Total investment income	83,724	225,713
EXPENSES:
Investment advisory fees	59,257	94,500
Fund administration and accounting fees	29,089	28,864
Shareholder servicing fees	3,620	4,364
Directors' fees and related expenses	7,501	7,835
Audit fees	12,848	8,489
Legal fees	5,594	5,788
Custody fees	5,886	1,175
Federal and state registration fees	3,671	10,110
Reports to shareholders	1,010	1,024
Other	2,175	2,447
Total expenses before waiver and reimbursement	130,651	164,596
Waiver and reimbursement of expenses by adviser	(60,937)	(48,288)
Net expenses	69,714	116,308
Net Investment Income	14,010	109,405
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments	368,322	449,305
Foreign currency transactions	4,392	—
Change in net unrealized appreciation/depreciation on:
Investments	(291,418)	951,656
Foreign currency transactions	(1,834)	—
Net Realized and Unrealized Gain on Investments	79,462	1,400,961
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$93,472	$1,510,366

The accompanying notes are an integral part of these financial statements.
P/27

Statements of Changes in Net Assets

IronBridge Funds, Inc.

	SMALL CAP FUND		SMID CAP FUND
	Six Months Ended December 31, 2016 (unaudited)	Year Ended June 30, 2016	Six Months Ended December 31, 2016 (unaudited)	Year Ended June 30, 2016
OPERATIONS:
Net investment income	$595,501	$772,433	$300,731	$656,391
Net realized gain (loss) on:
Investments	20,787,491	13,171,058	34,095,013	28,492,706
In-kind redemptions	—	—	—	53,065,281
Foreign currency transactions	—	—	—	—
Change in net unrealized appreciation/depreciation on:
Investments	16,761,339	(22,048,171)	(13,677,115)	(92,576,430)
Foreign currency transactions	—	—	—	—
Net increase (decrease) in net assets resulting from operations	38,144,331	(8,104,680)	20,718,629	(10,362,052)
DISTRIBUTIONS PAID FROM:
Net investment income	(932,250)	(253,519)	(867,087)	—
Net realized gain	(15,364,145)	(34,104,506)	(50,328,625)	(40,379,859)
Net decrease in net assets resulting from distributions	(16,296,395)	(34,358,025)	(51,195,712)	(40,379,859)
CAPITAL SHARE TRANSACTIONS:
Shares sold	19,138,665	38,151,920	29,180,325	87,826,531
Shares issued to holders in reinvestment of distributions	16,041,187	34,087,159	49,124,565	39,632,633
Shares redeemed	(29,296,889)	(50,653,694)	(121,147,878)	(408,016,896)
Net increase (decrease) in net assets resulting from capital share transactions	5,882,963	21,585,385	(42,842,988)	(280,557,732)
Total Increase (Decrease) in Net Assets	27,730,899	(20,877,320)	(73,320,071)	(331,299,643)
NET ASSETS:
Beginning of period	422,126,797	443,004,117	394,652,327	725,951,970
End of period	$449,857,696	$422,126,797	$321,332,256	$394,652,327
Undistributed net investment income (loss)	$182,148	$518,897	$(59,233)	$507,123
TRANSACTIONS IN SHARES:
Shares sold	1,027,768	2,209,566	2,221,064	6,990,708
Shares issued to holders in reinvestment of distributions	846,054	1,985,274	4,245,857	3,261,945
Shares redeemed	(1,552,940)	(2,814,023)	(9,052,690)	(33,052,115)
Net increase (decrease) in shares outstanding	320,882	1,380,817	(2,585,769)	(22,799,462)

P/28

	GLOBAL FUND		LARGE CAP FUND
	Six Months Ended December 31, 2016 (unaudited)	Year Ended June 30, 2016	Six Months Ended December 31, 2016 (unaudited)	Year Ended June 30, 2016
OPERATIONS:
Net investment income	$14,010	$115,998	$109,405	$210,773
Net realized gain (loss) on:
Investments	368,322	472,946	449,305	635,217
In-kind redemptions
Foreign currency transactions	4,392	(2,629)	—	—
Change in net unrealized appreciation/depreciation on:
Investments	(291,418)	(1,372,192)	951,656	316,975
Foreign currency transactions	(1,834)	(278)	—	—
Net increase (decrease) in net assets resulting from operations	93,472	(786,155)	1,510,366	1,162,965
DISTRIBUTIONS PAID FROM:
Net investment income	(113,369)	—	(222,042)	(189,839)
Net realized gain	(504,238)	(252,078)	(565,648)	(1,075,131)
Net decrease in net assets resulting from distributions	(617,607)	(252,078)	(787,690)	(1,264,970)
CAPITAL SHARE TRANSACTIONS:
Shares sold	177,575	290,804	1,014,508	841,948
Shares issued to holders in reinvestment of distributions	612,174	252,079	786,325	1,262,581
Shares redeemed	(3,004,336)	(961,942)	(299,968)	(409,148)
Net increase (decrease) in net assets resulting from capital share transactions	(2,214,587)	(419,059)	1,500,865	1,695,381
Total Increase (Decrease) in Net Assets	(2,738,722)	(1,457,292)	2,223,541	1,593,376
NET ASSETS:
Beginning of period	14,073,850	15,531,142	27,800,203	26,206,827
End of period	$11,335,128	$14,073,850	$30,023,744	$27,800,203
Undistributed net investment income (loss)	$14,010	$113,369	$696	$113,333
TRANSACTIONS IN SHARES:
Shares sold	20,869	33,756	77,531	69,179
Shares issued to holders in reinvestment of distributions	76,047	29,210	59,797	103,236
Shares redeemed	(351,984)	(114,040)	(22,678)	(33,370)
Net increase (decrease) in shares outstanding	(255,068)	(51,074)	114,650	139,045

The accompanying notes are an integral part of these financial statements.
P/29

Financial Highlights

IronBridge Funds, Inc.

For a capital share outstanding throughout the period

IRONBRIDGE SMALL CAP FUND

	Six Months Ended December 31, 2016 (unaudited)		Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012
Net Asset Value, Beginning of Period	$17.91		$19.97	$22.96	$19.72	$17.80	$18.72
Income (loss) from investment operations:
Net investment income	0.03		0.03	—	0.00 (1)	0.10	0.02
Net realized and unrealized gain (loss) on investments	1.59		(0.49)	1.33	4.18	3.10	(0.77)
Total Income (Loss) from Investment Operations	1.62		(0.46)	1.33	4.18	3.20	(0.75)
Less distributions:
From net investment income	(0.04)		(0.01)	—	(0.02)	(0.09)	0.00 (1)
From net realized gain on investments	(0.66)		(1.59)	(4.32)	(0.92)	(1.19)	(0.17)
Total Distributions	(0.70)		(1.60)	(4.32)	(0.94)	(1.28)	(0.17)
Net Asset Value, End of Period	$18.83		$17.91	$19.97	$22.96	$19.72	$17.80
Total Return	9.00	%(2)	(1.94)%	7.14%	21.50%	19.14%	(3.92)%
Supplemental data and ratios
Net assets, end of period (in thousands)	$449,858		$422,127	$443,004	$476,639	$539,606	$395,780
Ratio of expenses to average net assets	1.09	%(3)	1.09%	1.09%	1.09%	1.07%	1.07%
Ratio of net investment income (loss) to average net assets	0.27	%(3)	0.19%	(0.04)%	(0.02)%	0.42%	0.09%
Portfolio turnover rate	12	%(2)	31%	31%	31%	10%	19%

(1)  Less than one cent per share.

(2)  Not annualized

(3)  Annualized

P/30

Financial Highlights

IronBridge Funds, Inc.

For a capital share outstanding throughout the period

IRONBRIDGE SMID CAP FUND

	Six Months Ended December 31, 2016 (unaudited)		Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30, 2012
Net Asset Value, Beginning of Period	$12.93		$13.61	$16.31	$14.12	$12.02	$13.24
Income (loss) from investment operations:
Net investment income	0.02		0.02	0.01	0.02	0.07	0.04
Net realized and unrealized gain (loss) on investments	0.72		0.08	0.33	2.99	2.48	(0.96)
Total Income (Loss) from Investment Operations	0.74		0.10	0.34	3.01	2.55	(0.92)
Less distributions:
From net investment income	(0.04)		—	(0.01)	(0.03)	(0.07)	(0.05)
From net realized gain on investments	(2.13)		(0.78)	(3.03)	(0.79)	(0.38)	(0.25)
Total Distributions	(2.17)		(0.78)	(3.04)	(0.82)	(0.45)	(0.30)
Net Asset Value, End of Period	$11.50		$12.93	$13.61	$16.31	$14.12	$12.02
Total Return	5.59	%(1)	1.07%	3.34%	21.78%	21.80%	(6.79)%
Supplemental data and ratios
Net assets, end of period (in thousands)	$321,332		$394,652	$725,952	$877,458	$999,284	$825,724
Ratio of expenses to average net assets
Before waivers and reimbursements	0.98	%(2)	0.99%	0.96%	0.94%	0.92%	0.92%
Net of waivers and reimbursements	0.95	%(2)	0.95%	0.95%	0.94%	0.92%	0.92%
Ratio of net investment income to average net assets
Before waivers and reimbursements	0.14	%(2)	0.07%	0.04%	0.10%	0.48%	0.33%
Net of waivers and reimbursements	0.17	%(2)	0.11%	0.05%	0.10%	0.48%	0.33%
Portfolio turnover rate	12	%(1)	31%	37%	56%	29%	41%

(1)  Not annualized

(2)  Annualized

The accompanying notes are an integral part of these financial statements.
P/31

Financial Highlights

IronBridge Funds, Inc.

For a capital share outstanding throughout the period

IRONBRIDGE GLOBAL FUND

	Six Months Ended December 31, 2016 (unaudited)		Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	Year Ended June 30 2012
Net Asset Value, Beginning of Period	$8.45		$9.05	$10.22	$9.42	$8.35	$11.99
Income (loss) from investment operations:
Net investment income	0.02		0.07	0.02	0.07	0.12	0.09
Net realized and unrealized gain (loss) on investments	0.01		(0.52)	0.10	1.63	1.31	(1.10)
Total Income (Loss) from Investment Operations	0.03		(0.45)	0.12	1.70	1.43	(1.01)
Less distributions:
From net investment income	(0.08)		0.00	(0.08)	(0.01)	(0.19)	(0.18)
From net realized gain on investments	(0.37)		(0.15)	(1.21)	(0.89)	(0.17)	(2.45)
Total Distributions	(0.45)		(0.15)	(1.29)	(0.90)	(0.36)	(2.63)
Net Asset Value, End of Period	$8.03		$8.45	$9.05	$10.22	$9.42	$8.35
Total Return	0.41	%(1)	(5.06)%	1.74%	18.82%	17.66%	(6.27)%
Supplemental data and ratios
Net assets, end of period (in thousands)	$11,335		$14,074	$15,531	$19,707	$17,530	$16,780
Ratio of expenses to average net assets
Before waivers and reimbursements	1.87	%(2)	1.86%	1.77%	1.67%	1.71%	1.66%
Net of waivers and reimbursements	1.00	%(2)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets
Before waivers and reimbursements	(0.67	)%(2)	(0.08)%	(0.07)%	0.12%	0.50%	0.40%
Net of waivers and reimbursements	0.20	%(2)	0.78%	0.70%	0.79%	1.21%	1.06%
Portfolio turnover rate	13	%(1)	42%	39%	55%	44%	46%

(1)  Not annualized

(2)  Annualized

P/32

Financial Highlights

IronBridge Funds, Inc.

For a capital share outstanding throughout the period

IRONBRIDGE LARGE CAP FUND

	Six Months Ended December 31, 2016 (unaudited)		Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014	Year Ended June 30, 2013	For the Period Ended June 30, 2012(1)
Net Asset Value, Beginning of Period	$12.71		$12.79	$13.18	$11.09	$9.71	$10.00
Income (loss) from investment operations:
Net investment income	0.05		0.10	0.09	0.08	0.10	0.02
Net realized and unrealized gain (loss) on investments	0.63		0.43	0.70	2.51	1.50	(0.31)
Total Income (Loss) from Investment Operations	0.68		0.53	0.79	2.59	1.60	(0.29)
Less distributions:
From net investment income	(0.10)		(0.09)	(0.08)	(0.08)	(0.08)	—
From net realized gain on investments	(0.25)		(0.52)	(1.10)	(0.42)	(0.14)	—
Total Distributions	(0.35)		(0.61)	(1.18)	(0.50)	(0.22)	—
Net Asset Value, End of Period	$13.04		$12.71	$12.79	$13.18	$11.09	$9.71
Total Return	5.34	%(2)	4.38%	6.40%	23.87%	16.72%	(2.90	)%(2)
Supplemental data and ratios
Net assets, end of period (in thousands)	$30,024		$27,800	$26,207	$24,601	$18,810	$10,629
Ratio of expenses to average net assets
Before waivers and reimbursements	1.13	%(3)	1.17%	1.18%	1.26%	1.52%	2.59	%(3)
Net of waivers and reimbursements	0.80	%(3)	0.80%	0.80%	0.80%	0.80%	0.80	%(3)
Ratio of net investment income (loss) to average net assets
Before waivers and reimbursements	0.42	%(3)	0.42%	0.29%	0.17%	0.27%	(1.07	)%(3)
Net of waivers and reimbursements	0.75	%(3)	0.80%	0.67%	0.63%	0.99%	0.72	%(3)
Portfolio turnover rate	11	%(2)	24%	27%	41%	35%	3	%(2)

(1)  Commenced operations on March 30, 2012.

(2)  Not annualized

(3)  Annualized

The accompanying notes are an integral part of these financial statements.
P/33

Notes to Financial Statements

IronBridge Funds, Inc.

December 31, 2016 (Unaudited)

(1) ORGANIZATION

IronBridge Funds, Inc. (the "Company") was incorporated on February 26, 2010 as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company issuing shares in series, each series representing a distinct portfolio with its own investment objectives and policies.

The Company consists of four series ("Funds"). IronBridge Capital Management, L.P. ("ICM"), serves as the investment adviser to each of the Funds. A summary of the Funds and their respective investment objective is included below:

Fund	Investment Objective
IronBridge Small Cap Fund	Capital appreciation
IronBridge SMID Cap Fund	Capital appreciation
IronBridge Global Fund	Long term capital appreciation
IronBridge Large Cap Fund	Capital appreciation

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification ("ASC") Topic 946 "Financial Services — Investment Companies."

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

(A) Investment Valuation. Equity securities for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent sale price. Shares of underlying mutual funds are valued at their respective NAVs. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In certain countries, market maker prices, usually the mean between the bid and ask prices, are used. In certain circumstances, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using fair valuation procedures approved by the Board of Directors (the "Board"). The Board has retained an independent fair value pricing service to assist in valuing foreign securities held by the IronBridge Global Fund. The pricing service monitors the market daily for significant movement and systematically applies a fair value adjustment factor to foreign securities when a tolerance trigger is met. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by ICM pursuant to guidelines established by the Board.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, and fair value estimates for foreign securities, and changes in benchmark securities indices).

Level 3 – Significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments).

P/34

(2) SIGNIFICANT ACCOUNTING POLICIES — continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' investments as of December 31, 2016.

IronBridge Small Cap Fund

	Level 1	Level 2	Level 3	Total
Equity
Common Stock*	$428,975,920	$—	$—	$428,975,920
Total Equity	428,975,920	—	—	428,975,920
Short-Term Investments	20,357,642	—	—	20,357,642
Total Investments in Securities	$449,333,562	$—	$—	$449,333,562

IronBridge SMID Cap Fund

	Level 1	Level 2	Level 3	Total
Equity
Common Stock*	$311,086,903	$—	$—	$311,086,903
Total Equity	311,086,903	—	—	311,086,903
Short-Term Investments	10,325,712	—	—	10,325,712
Total Investments in Securities	$321,412,615	$—	$—	$321,412,615

IronBridge Global Fund

	Level 1	Level 2	Level 3	Total
Equity
Common Stock*	$11,061,636	$—	$—	$11,061,636
Total Equity	11,061,636	—	—	11,061,636
Short-Term Investments	122,765	—	—	122,765
Total Investments in Securities	$11,184,401	$—	$—	$11,184,401

IronBridge Large Cap Fund

	Level 1	Level 2	Level 3	Total
Equity
Common Stock*	$29,020,686	$—	$—	$29,020,686
Total Equity	29,020,686	—	—	29,020,686
Short-Term Investments	984,620	—	—	984,620
Total Investments in Securities	$30,005,306	$—	$—	$30,005,306

*  See Funds' Schedule of Investments for Industry classifications.

(B) Federal Income Taxes. Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to any of the Fund's financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return.

P/35

Notes to Financial Statements

IronBridge Funds, Inc.

December 31, 2016 (Unaudited)

(2) SIGNIFICANT ACCOUNTING POLICIES — continued

Open tax years are those years that are open for examination by the relevant income taxing authority. As of December 31, 2016, open Federal and state income tax years include the tax years ended June 30, 2014, June 30, 2015 and June 30, 2016. The Funds have no examinations in progress. The Funds are also not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax expense will significantly change in twelve months.

(C) Distributions to Shareholders. Dividends from net investment income, if any exist, are generally declared and paid at least annually for the Funds. Distributions of net realized gains, if any, are declared and paid at least annually for the Funds.

All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions paid during the six months ended December 31, 2016 and the year ended June 30, 2016 were as follows:

	Six Months Ended December 31, 2016				Year Ended June 30, 2016
	Ordinary Income	Short– Term Capital Gains	Long– Term Capital Gains	Total Distributions	Ordinary Income	Short– Term Capital Gains	Long– Term Capital Gains	Total Distributions
IronBridge Small Cap	$932,250	$—	$15,364,145	$16,296,395	$1,729,281	$—	$32,628,744	$34,358,025
IronBridge SMID Cap	867,087	1,130,270	49,198,355	51,195,712	—	—	40,379,859	40,379,859
IronBridge Global	113,369	—	504,238	617,607	—	—	252,078	252,078
IronBridge Large Cap	222,042	68,237	497,411	787,690	193,517	—	1,071,453	1,264,970

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended June 30, 2016.

Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

As of June 30, 2016, the Funds' most recent fiscal year-end, the components of accumulated earnings/losses on a tax basis were as follows:

	IronBridge Small Cap Fund	IronBridge SMID Cap Fund	IronBridge Global Fund	IronBridge Large Cap Fund
Cost of investments	$309,778,644	$302,591,577	$11,323,688	$21,648,366
Gross unrealized appreciation	136,835,313	111,705,540	3,406,686	6,595,670
Gross unrealized depreciation	(14,213,729)	(15,155,272)	(419,494)	(583,929)
Net unrealized appreciation/depreciation	122,621,584	96,550,318	2,987,192	6,011,741
Undistributed ordinary income	518,897	507,123	113,369	128,810
Undistributed long-term capital gain	10,277,652	21,752,672	413,032	218,455
Total distributable earnings	10,796,549	22,259,795	526,401	347,265
Other accumulated loss	—	—	(1,991)	—
Total accumulated earnings/(losses)	$133,418,133	$118,810,113	$3,511,602	$6,359,006

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, and tax basis adjustments for securities contributed in-kind. Other accumulated gain/(loss) is generally comprised of foreign currency gain/(loss).

P/36

(2) SIGNIFICANT ACCOUNTING POLICIES — continued

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in net investment income and realized gains and losses due to differences between financial reporting and tax reporting be reclassified between various components of net assets. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2016, the following table shows the reclassifications made:

	Paid in capital	Undistributed net investment income (loss)	Accumulated net realized gain (loss)
IronBridge Small Cap	$2,466,621	$(17)	$(2,466,604)
IronBridge SMID Cap	58,700,801	—	(58,700,801)
IronBridge Global	16,010	(2,629)	(13,381)
IronBridge Large Cap	5,678	—	(5,678)

The permanent differences primarily relate to foreign currency, Real Estate Investment Trust (REIT) adjustments with differing book and tax methods, dividend reclasses, dividend on redemption adjustments with differing book and tax methods, realized gains on redemptions in-kind not recognized for tax purposes, and tax basis adjustments for securities contributed in-kind.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, June 30, 2016.

During the year ended June 30, 2016 the Funds had no capital loss carryforwards, qualified late-year ordinary losses and post-October capital losses.

(D) Foreign Currency Translation. Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange each day. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates are included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

Each Fund, respectively, bears the risk of changes in the foreign currency exchange rates and their impact on the value of assets and liabilities denominated in foreign currency. Each Fund also bears the risk of a counterparty failing to fulfill its obligation under a foreign currency contract.

Investments in securities of foreign companies involve additional risks including: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates and political and economic instability. The risks of foreign investments are typically greater in emerging and less developed markets.

(E) Recent Accounting Pronouncement. In August 2014, the FASB issued Accounting Standard Update ("ASU") 2014-15 — Presentation of Financial Statements — Going Concern (Subtopic 205-40). The pronouncement determines management's responsibility regarding assessment of the Funds' ability to continue as a going concern, even if the Funds' liquidation is not

P/37

Notes to Financial Statements

IronBridge Funds, Inc.

December 31, 2016 (Unaudited)

(2) SIGNIFICANT ACCOUNTING POLICIES — continued

imminent. Currently, no similar guidance exists. Under this guidance, during each period in which financial statements are prepared, management needs to evaluate whether there are conditions or events that, in the aggregate, raise substantial doubt about the Funds' ability to continue as a going concern within one year after the date the financial statements are issued. Substantial doubt exists if these conditions or events indicate that the Funds will be unable to meet their obligations as they become due. If such conditions or events exist, management should develop a plan to mitigate or alleviate these conditions or events. Regardless of management's plan to mitigate, certain disclosures must be made in the financial statements. ASU 2014-15 is effective for annual periods ending after December 15, 2016; however, early adoption is permitted. Management does not believe that the update will have an impact on the Funds' financial statements, but it may require additional disclosures.

(F) Indemnifications. Under the Funds' organizational documents, officers and independent directors of the Company are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

(G) Other. Investment transactions are accounted for on a trade date basis. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the specifically identified security lot sold with the net sale proceeds. Dividend income, less foreign taxes withheld, is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available to the Funds. Interest income is recognized on an accrual basis. All discounts/premiums are accreted/amortized using the effective interest method and are included in interest income.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(3) INVESTMENT ADVISER AND RELATED PARTIES

The Funds have entered into an investment advisory agreement with ICM on behalf of each Fund. Fees are calculated daily and payable monthly, at annual rates set forth in the following table (expressed as a percentage of each Fund's average daily net assets). Pursuant to expense cap agreements, ICM has agreed to waive its respective management fees and/or reimburse each Fund's operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to ensure that each Fund's operating expenses do not exceed the expense limitation listed below. Expenses waived are netted against payable to adviser on the Statement of Assets and Liabilities. On a monthly basis, these accounts are settled by each Fund making payment to ICM or ICM reimbursing the Fund if the reimbursement amount exceeds the advisory fee. If the amount of fees waived exceeds the advisory fee earned, this is shown on the Statement of Assets and Liabilities as due from adviser. The expense cap agreements will continue in effect until November 1, 2017, with successive renewal terms of one year unless

P/38

(3) INVESTMENT ADVISER AND RELATED PARTIES — continued

terminated by ICM or the Funds' Board of Directors prior to any such renewal.

IronBridge Funds	Annual Advisory Fees	Expense Limitation
IronBridge Small Cap	1.00%	1.10%
IronBridge SMID Cap	0.85%	0.95%
IronBridge Global	0.85%	1.00%
IronBridge Large Cap	0.65%	0.80%

Any waivers or reimbursements are subject to later adjustment to allow ICM to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund's expense limitation cap, provided, however, that ICM shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the waived or reimbursed expenses subject to potential recovery expiring on June 30:

Year Incurred	Expiration Year	IronBridge SMID Cap	IronBridge Global	IronBridge Large Cap
2014	2017	$—	$126,296	$100,600
2015	2018	$107,628	$129,090	$97,181
2016	2019	$233,541	$127,407	$98,919
2017	2020	$55,916	$60,937	$48,288
		$397,085	$443,730	$344,988

There are currently no available expenses subject to recapture with respect to the IronBridge Small Cap Fund.

(4) INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended December 31, 2016 are summarized below:

	Purchases	Sales
IronBridge Small Cap	$48,550,660	$69,494,367
IronBridge SMID Cap	41,192,819	129,650,604
IronBridge Global	1,777,842	4,557,796
IronBridge Large Cap	4,173,716	3,048,751

(5) DIRECTORS FEES

The independent directors are paid a retainer of $25,000 per year plus $3,000 for each regular in person meeting and $1,000 for each telephonic meeting attended for their service on the Board. Independent directors are also compensated for any special meeting that they may be required to attend. Independent directors are reimbursed for any travel expenses incurred in all meetings.

(6) SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Funds' financial statements and have determined there is no impact to the Funds' financial statements.

P/39

Additional Information

PROXY VOTING PROCEDURES

The Investment Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Company's Board of Directors. You may obtain a description of these procedures, free of charge, by calling toll-free 1-877-861-7714. This information is also available through the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

PROXY VOTING RECORD

Information regarding how the Funds voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free 1-877-861-7714. This information is also available through the SEC's website at http://www.sec.gov.

FORM N-Q DISCLOSURE

The Company files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company's Form N-Q is available on the SEC's website at http://www.sec.gov. The Company's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. This information is also available, without charge, by calling toll-free 1-877-861-7714.

P/40

Privacy Notice

Protecting the privacy of Fund shareholders is important to us. The following is a description of the practices and policies through which the Funds maintain the confidentiality and protect the security of your non-public personal information.

WHAT INFORMATION WE COLLECT

In the course of providing services to you, we may collect the following types of "nonpublic personal information" about you:

•  Information we receive from you on applications or other forms, such as your name, address and social security number, the types and amounts of investments and bank account information, and

•  Information about your transactions with us, our affiliates and others, as well as other account data.

"Non-public personal information" is non-public information about you that we obtain in connection with providing a financial product or service to you, such as the information described in the above examples.

"Affiliates" include the Funds' investment adviser and companies that are related to IronBridge Funds, Inc. through common control or ownership. The Funds' investment adviser, IronBridge Capital Management, L.P., is an Affiliate of the Funds.

WHAT INFORMATION WE DISCLOSE

We do not disclose non-public personal information about you or any of our former shareholders to anyone, except as permitted by law. We are permitted by law to share any of the information we collect, as described above, with our affiliates. In addition, in the normal course of serving shareholders, information we collect may be shared with companies that perform various services such as transfer agents, custodians and brokerdealers. These companies will use this information only for the services for which we hired them and as allowed by applicable law.

CONFIDENTIALITY AND SECURITY PROCEDURES

To protect your personal information, we permit access only by authorized personnel. We maintain physical, electronic and procedural safeguards to protect the confidentiality, integrity and security of your non-public personal information.

We will continue to adhere to the privacy policies and practices in this notice even after your account is closed or becomes inactive.

ADDITIONAL RIGHTS

You may have other privacy protections under applicable state laws. To the extent those state laws apply, we will comply with them with respect to your non-public personal information.

P/41

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)         Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)         The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940

(the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)         (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Incorporated by reference to the Registrant’s Form N-CSR filed March 7, 2012.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)         Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IronBridge Funds, Inc.

By:	/s/ John G. Davis
John G. Davis, President
(Principal Executive Officer)

Date:	February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John G. Davis
John G. Davis, President and Secretary
(Principal Executive Officer)

Date:	February 24, 2017

By	/s/ Ty M. Baird
Ty M. Baird, Vice President and Treasurer
(Principal Financial Officer)

Date:	February 24, 2017

3